Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 2,720	$ 2,265	$ 5,369	$ 4,524	$ 8,506	$ 8,295
Investment securities available-for-sale:
Net unrealized gains (losses)	3,243	(315)	6,048	(2,672)	(1,452)	592
Income tax effect	(814)	79	(1,518)	671	365	(219)
Reclassification adjustments for net (gains) losses realized in net income	3	(1)	3	(3)	48	(5)
Income tax effect	(1)		(1)	1	(12)	2
Other comprehensive income (loss)	2,431	(237)	4,532	(2,003)	(1,051)	370
Comprehensive income	$ 5,151	$ 2,028	$ 9,901	$ 2,521	$ 7,455	$ 8,665